Commitment and Contingencies - Narrative (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Aug. 14, 2020	Jul. 13, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	May 02, 2018
Commitments and Contingencies Disclosure [Abstract]
Rent expense related to operating leases			$ 1.4	$ 7.6	$ 6.0
Purchase obligations				9.8		$ 10.7
Settlement amount		$ 1.5
Remaining balance of settlement liability				$ 1.0
Purchase commitment							$ 2.6
Amount paid for a release from the obligation with the supplier	$ 1.1